Share Capital - Disclosure of RSUs outstanding and exercisable (Details) - Restricted share units [Member]	Apr. 30, 2025 Shares $ / shares	Apr. 30, 2024 Shares	Apr. 30, 2023 Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs outstanding	1,360,868	1,044,073	1,133,572
Number of RSUs exercisable	130,502
Expiry date 10-Feb-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.6
Number of RSUs outstanding	393,868
Number of RSUs exercisable	130,502
Expiry date 01-Apr-27 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.89
Number of RSUs outstanding	212,000
Number of RSUs exercisable	0
Expiry Date 12-Jun-24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.34
Number of RSUs outstanding	755,000
Number of RSUs exercisable	0